Income Tax (Details Narrative)	12 Months Ended
Dec. 31, 2021 CAD ($)
Net operating losses	$ 66,740,187
Description of operating losses	The Company has USA net operating losses of $17,415,864 available to reduce taxable income in future years. If not utilized, $2,582,368 of these net operating losses will expire between 2033 and 2036 and $14,833,496 of these net operating losses will carryforward indefinitely.